Document and Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Sep. 11, 2018
Registrant Name	ALPS Series Trust
Central Index Key	0001558107
Amendment Flag	false
Document Creation Date	Sep. 11, 2018
Document Effective Date	Sep. 11, 2018
Prospectus Date	Sep. 10, 2018